Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000135926 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax‑Free California Fund(formerly, Macquarie Tax‑Free California Fund)
Class Name	Institutional Class
Trading Symbol	DCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523‑1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$59	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%	[1]
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Institutional Class) returned 5.61% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights
•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:
•	An overweight to the long end of the curve contributed to performance.
•	An overweight to BBB‑rated securities contributed for the period.
Top detractors from performance:
•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.
•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Institutional Class) – including sales charge	5.61%	0.29%	2.04%

Nomura Tax‑Free California Fund (Institutional Class) – excluding sales charge	5.61%	0.29%	2.04%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 261,616,481
Holdings Count | Holding	196	[2]
Advisory Fees Paid, Amount	$ 1,062,148
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation
Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%
Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523‑1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006417 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax‑Free California Fund (formerly, Macquarie Tax‑Free California Fund)
Class Name	Class C
Trading Symbol	DVFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523‑1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$161	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%	[3]
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Class C) returned 4.56% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights
•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:
•	An overweight to the long end of the curve contributed to performance.
•	An overweight to BBB‑rated securities contributed for the period.
Top detractors from performance:
•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.
•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Class C) – including sales charge	3.56%	-0.70%	1.03%

Nomura Tax‑Free California Fund (Class C) – excluding sales charge	4.56%	-0.70%	1.03%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 261,616,481
Holdings Count | Holding	196	[4]
Advisory Fees Paid, Amount	$ 1,062,148
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation
Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%

Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523‑1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

C000006415 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax‑Free California Fund(formerly, Macquarie Tax‑Free California Fund)
Class Name	Class A
Trading Symbol	DVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523‑1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$84	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses were not included.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%	[5]
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Class A) returned 5.35% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights
•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:
•	An overweight to the long end of the curve contributed to performance.
•	An overweight to BBB‑rated securities contributed for the period.
Top detractors from performance:
•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.
•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average Annual Return [Table Text Block]

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Class A) – including sales charge	0.64%	-0.88%	1.33%

Nomura Tax‑Free California Fund (Class A) – excluding sales charge	5.35%	0.04%	1.79%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 261,616,481
Holdings Count | Holding	196	[6]
Advisory Fees Paid, Amount	$ 1,062,148
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation

Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%

Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523‑1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses were not included.
[6]	Excludes cash and cash equivalents.